Subsequent Event	3 Months Ended
Feb. 29, 2020
Subsequent Events [Abstract]
Subsequent Event

In December 2019, there was a global outbreak of COVID-19 (coronavirus), which has had a significant impact on businesses through the restrictions put in place by the national, provincial and municipal governments around the world regarding travel, business operations and isolation and quarantine orders. At this time, it is unknown the extent of the impact the COVID-19 outbreak may have on the Company in the long term as this will depend on future developments that are highly uncertain and that cannot be predicted with confidence. These uncertainties arise from the inability to predict the ultimate duration of the outbreak, including the duration of travel restrictions, business closures or disruptions, quarantine and isolation measures that are currently, or may be put, in place by Canada, United States of America and other countries to fight the virus.